Segmented Information (Details) $ in Thousands	12 Months Ended
	Oct. 31, 2022 CAD ($) segment	Oct. 31, 2021 CAD ($)
Segmented Information
Number of operating segments | segment	2
Revenue	$ 356,852	$ 181,123
Gross profit	100,952	63,983
(Loss) income from operations	(72,310)	(18,674)
Total assets	274,743	246,215
Total liabilities	112,710	94,211
Canada
Segmented Information
Revenue	290,437	150,469
Gross profit	66,997	49,806
(Loss) income from operations	(28,833)	(20,512)
Total assets	183,640	164,154
Total liabilities	85,925	81,722
USA
Segmented Information
Revenue	59,870	19,947
Gross profit	29,724	9,288
(Loss) income from operations	(46,527)	439
Total assets	77,247	58,811
Total liabilities	24,897	8,475
International.
Segmented Information
Revenue	6,545	10,707
Gross profit	4,231	4,889
(Loss) income from operations	3,050	1,399
Total assets	13,856	23,250
Total liabilities	1,888	4,014
Retail
Segmented Information
Revenue	352,458	173,845
Gross profit	99,454	61,896
(Loss) income from operations	(47,010)	(3,018)
Total assets	241,394	223,296
Total liabilities	71,780	59,272
Wholesale
Segmented Information
Revenue	4,272	7,191
Gross profit	1,379	2,000
(Loss) income from operations	(1,663)	(1,153)
Total assets	11,949	7,807
Total liabilities	3,054	2,166
Corporate
Segmented Information
Revenue	122	87
Gross profit	119	87
(Loss) income from operations	(23,637)	(14,503)
Total assets	21,400	15,112
Total liabilities	$ 37,876	$ 32,773